ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

May 23, 2012

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: PCM Fund, Inc. (the “Fund”) (File No. 811-07816)

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Fund pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of the Fund (the “Meeting”): (i) a notice of meeting, (ii) a preliminary proxy statement and (iii) a form of proxy card. The Meeting is being called for the purpose described in the enclosed notice of meeting.

The Trust expects to begin mailing the proxy materials to shareholders on or about June 6, 2012.

Please direct any questions you may have with respect to this filing to me (at 617-235-4636) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Jessica L. Reece

Jessica L. Reece, Esq.

cc:	Brian S. Shlissel Thomas J. Fuccillo, Esq. Wayne Miao, Esq. David C. Sullivan, Esq. George B. Raine, Esq.